Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	€ 116	€ 125
Bank accounts	20,206	33,485
Total	€ 20,322	€ 33,610	€ 54,475